Intangible Assets, Net - Schedule of Estimated Future Amortization Expenses (Details)	Dec. 31, 2024 CNY (¥)
Schedule of Estimated Future Amortization Expenses [Abstract]
Year ended December 31, 2025	¥ 15,109,979
2026	14,117,728
2027	11,100,536
2028	8,570,266
2029	6,552,949
Thereafter	41,567,630
Total	¥ 97,019,088